UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2007
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	February 13, 2008



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 53

Form 13F Information Table Value Total : $164,393


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1965    35000 SH       SOLE                    35000
Activision, Inc.               COM              004930202     7165   241250 SH       SOLE                   241250
Adobe Systems Inc              COM              00724F101      214     5000 SH       SOLE                     5000
Advent Software                COM              007974108     9701   179320 SH       SOLE                   179320
Alexza Pharmaceuticals         COM              015384100     1429   176650 SH       SOLE                   176650
Aruba Networks Inc             COM              043176106     2736   183525 SH       SOLE                   183525
Automatic Data Processing, Inc COM              053015103      308     6911 SH       SOLE                     6911
BP Amoco PLC                   COM              055622104     1394    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     2124       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     2704      571 SH       SOLE                      571
Cavium Networks, Inc.          COM              14965A101     2987   129775 SH       SOLE                   129775
Cisco Systems                  COM              17275R102      681    25150 SH       SOLE                    25150
Data Domain, Inc.              COM              23767P109     4075   154703 SH       SOLE                   154703
Dolby Laboratories, Inc.       COM              25659T107     9030   181620 SH       SOLE                   181620
EMC Corporation                COM              268648102     1245    67191 SH       SOLE                    67191
Ebay                           COM              278642103      332    10000 SH       SOLE                    10000
Echelon Corporation            COM              27874N105     2314   112125 SH       SOLE                   112125
Electronic Arts                COM              285512109     9250   158371 SH       SOLE                   158371
Exelixis, Inc.                 COM              30161Q104     1000   115840 SH       SOLE                   115840
FormFactor, Inc.               COM              346375108     6689   202087 SH       SOLE                   202087
Gameloft                       COM              5984273FR     3436   392152 SH       SOLE                   392152
General Electric               COM              369604103     2077    56016 SH       SOLE                    56016
General Mills                  COM              370334104      760    13336 SH       SOLE                    13336
Glu Mobile, Inc.               COM              379890106      786   150600 SH       SOLE                   150600
Halliburton Co.                COM              406216101      758    20000 SH       SOLE                    20000
IBM                            COM              459200101     2391    22116 SH       SOLE                    22116
InnerWorkings, Inc.            COM              45773Y105     4751   275262 SH       SOLE                   275262
Intel Corp.                    COM              458140100     1333    50000 SH       SOLE                    50000
Intuit, Inc.                   COM              461202103     9450   298964 SH       SOLE                   298964
Johnson & Johnson              COM              478160104     1076    16128 SH       SOLE                    16128
Lamar Advertising              COM              512815101     2347    48825 SH       SOLE                    48825
Linear Technology              COM              535678106     7884   247694 SH       SOLE                   247694
Marvell Technology             COM              G5876H105     2788   199400 SH       SOLE                   199400
Maxim Intgrtd. Prod.           COM              57772K101     6515   246040 SH       SOLE                   246040
Minnesota Mining               COM              604059105      337     4000 SH       SOLE                     4000
Nektar Therapeutics            COM              640268108     1816   270600 SH       SOLE                   270600
Netezza                        COM              64111n101      801    58025 SH       SOLE                    58025
Neutral Tandem                 COM              64128B108     4156   218500 SH       SOLE                   218500
Omniture, Inc.                 COM              68212S109     4188   125800 SH       SOLE                   125800
PMC-Sierra, Inc.               COM              69344F106      433    66275 SH       SOLE                    66275
Pfizer, Inc.                   COM              717081103     1136    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     4235    67372 SH       SOLE                    67372
Riverbed Technology            COM              768573107     2387    89250 SH       SOLE                    89250
Royal Dutch Shell PLC          COM              780259206      337     4000 SH       SOLE                     4000
Salesforce.com Inc.            COM              79466L302     6142    97970 SH       SOLE                    97970
Schering-Plough                COM              806605101     1066    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108     1574    16000 SH       SOLE                    16000
SuccessFactors, Inc            COM              864596101     2641   223450 SH       SOLE                   223450
Target CP                      COM              239753106      757    15140 SH       SOLE                    15140
VMWare                         COM              928563402     6172    72625 SH       SOLE                    72625
Vertex Pharmaceuticals         COM              92532F100     1135    48856 SH       SOLE                    48856
Yahoo, Inc                     COM              984332106     5887   253081 SH       SOLE                   253081
eHealth, Inc.                  COM              28238P109     5497   171207 SH       SOLE                   171207